Property and equipment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property and equipment
Beginning balance	₽ 724	₽ 593
Ending balance	1,074	724
Decrease through classified as held for sale	(90)
Gross book value of fully depreciated assets	249	184
Gross carrying amount
Property and equipment
Beginning balance	1,237	1,029
Additions	736	365
Additions from business combinations (Note 6)	45
Disposals	(187)	(157)
Ending balance	1,831	1,237
Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(513)	(436)
Depreciation charge	(284)	(206)
Disposals	40	129
Ending balance	(757)	(513)
Processing servers and engineering equipment
Property and equipment
Beginning balance	466	367
Ending balance	807	466
Processing servers and engineering equipment | Gross carrying amount
Property and equipment
Beginning balance	822	695
Transfer between groups	22	77
Additions	478	196
Additions from business combinations (Note 6)	82
Disposals	(65)	(146)
Ending balance	1,339	822
Processing servers and engineering equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(356)	(328)
Depreciation charge	(192)	(150)
Disposals	16	122
Ending balance	(532)	(356)
Computers and office equipment
Property and equipment
Beginning balance	54	30
Ending balance	172	54
Computers and office equipment | Gross carrying amount
Property and equipment
Beginning balance	130	91
Transfer between groups	5	1
Additions	134	45
Additions from business combinations (Note 6)	22
Disposals	(13)	(7)
Ending balance	278	130
Computers and office equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(76)	(61)
Depreciation charge	(40)	(21)
Disposals	10	6
Ending balance	(106)	(76)
Other equipment
Property and equipment
Beginning balance	93	115
Ending balance	76	93
Other equipment | Gross carrying amount
Property and equipment
Beginning balance	174	162
Transfer between groups	12
Additions	109	16
Additions from business combinations (Note 6)	9
Disposals	(109)	(4)
Ending balance	195	174
Other equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(81)	(47)
Depreciation charge	(52)	(35)
Disposals	14	1
Ending balance	(119)	(81)
Construction in progress (CIP) and Advances for equipment
Property and equipment
Beginning balance	111	81
Ending balance	19	111
Construction in progress (CIP) and Advances for equipment | Gross carrying amount
Property and equipment
Beginning balance	111	81
Transfer between groups	(39)	(78)
Additions	15	108
Additions from business combinations (Note 6)	(68)
Ending balance	₽ 19	₽ 111